Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

1-9028

NYSE

04034708

July 2, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NATIONWIDE HEALTH PROPERTIES, INC., 7.75% Series B Cumulative Convertible Preferred Stock, par value $1.00 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 2, 2004. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
JUL 15 2004
THOMSON FINANCIAL

B